Recent Accounting Standards Updates	12 Months Ended
Dec. 31, 2011
Recent Accounting Standards Updates [Abstract]
Recent Accounting Standards Updates
12.	Recent Accounting Standards Updates

During August 2010, the Financial Accounting Standards Board (the "FASB") approved a change to certain accounting standards. That change prohibits health care entities from netting projected insurance recoveries against the related liabilities and/or reserves in their balance sheets (e.g., professional liability claims and expenses, workers' compensation, health and welfare benefits, etc.). The modified accounting standard, which permitted early adoption, was required to be adopted for fiscal years and interim periods that began after December 15, 2010. Additionally, such accounting standard permitted adoption on either a prospective or retrospective basis. Effective January 1, 2011, the Company adopted the modified accounting standard on a prospective basis. The only impact of such adoption was an increase of approximately $15.4 million in the Company's deferred charges and other assets and a corresponding increase in the related liabilities. That "gross-up" amount was $15.9 million at December 31, 2011. Management does not believe that retrospective application of the modified accounting standard to any period prior to January 1, 2011 would have resulted in a material change to any of the Company's historical interim or annual consolidated financial statements.

During May 2011, the FASB amended and updated the accounting standards in GAAP as they relate to fair value measurement (the "Fair Value Update"). The Fair Value Update (i) expands and enhances GAAP's current disclosures about fair value measurements and (ii) clarifies the FASB's intent about the application of existing fair value measurement requirements in certain circumstances. Public companies were required to adopt the provisions of the Fair Value Update on a prospective basis during interim and annual periods that began after December 15, 2011. Early adoption of the amended accounting guidance was not permitted. There was no material impact from the Company's adoption of the Fair Value Update on January 1, 2012.

During June 2011, the FASB amended and updated the accounting standards in GAAP regarding the presentation of comprehensive income (the "OCI Update"). Among other things, the OCI Update (i) eliminated the option to report total comprehensive income and its components in the statement of changes in stockholders' equity and (ii) required the presentation of net income/loss, items of other comprehensive income and total comprehensive income in one continuous financial statement or two separate but consecutive financial statements. The OCI Update did not change the accounting for any items of other comprehensive income. Public companies were required to adopt the provisions of the OCI Update on a retrospective basis during interim and annual periods beginning after December 15, 2011. Early adoption of the OCI Update was permitted. The Company adopted the OCI Update, which only affects the presentation of the consolidated financial statements, during the year ended December 31, 2011.

During July 2011, the FASB amended and updated the accounting standards in GAAP regarding the income statement presentation and related disclosures of net revenue for health care entities (the "Net Revenue Update"). Among other things, the Net Revenue Update requires health care entities to (i) present the provision for doubtful accounts as a reduction of net patient service revenue in the income statement if the entity does not assess a patient's ability to pay prior to rendering services or determine that collection of the related revenue is reasonably assured and (ii) provide enhanced footnote disclosures about major sources of revenue by payor and the activity in the allowance for doubtful accounts. The Net Revenue Update does not otherwise change the revenue recognition criteria for health care entities. Public companies were required to adopt the provisions of the Net Revenue Update during interim and annual periods beginning after December 15, 2011. The income statement presentation change must be adopted on a retrospective basis but the enhanced footnote disclosures may be adopted either retrospectively or prospectively. Early adoption of the Net Revenue Update was permitted. The income statement presentation required by the Net Revenue Update has been reflected in the accompanying consolidated financial statements for all of the years presented, as well as all reporting periods subsequent to December 31, 2011. The required enhanced footnote disclosures were adopted on January 1, 2012 on a prospective basis and have been reflected in the interim condensed consolidated financial statements included in the Company's Quarterly Reports on Form 10-Q for the quarterly periods ended March 31, 2012 and June 30, 2012.